Other income (expenses), net (Tables)	12 Months Ended
Mar. 31, 2018
Other Income and Expenses [Abstract]
Schedule of Other Income and (Expenses)

Other income (expenses), net consist of the following:

	Year ended March 31,
	2016	2017	2018
Loss on disposal of property, plant and equipment, net	$(420)	$(162)	(61)
Exchange loss, net	(559)	(361)	(56)
(Provision for) reversal of doubtful accounts, net	(274)	(371)	674
Others	232	198	337
Other income (expenses), net	$(1,021)	$(696)	$894